CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Jan. 03, 2021	Dec. 29, 2019	Dec. 30, 2018
Costs and expenses:
Depreciation and amortization	$ 22,000	$ 22,200	$ 22,500
Impairment and other lease charges	9,139	13,101	21,144
Income (loss) from continuing operations before income taxes	(10,430)	9,835	6,601
Provision for (benefit from) income taxes	(7,044)	11,830	(290)
Income (loss) from continuing operations	(3,386)	(1,995)	6,891
Income (loss) from discontinued operations, net of tax	(6,825)	(82,391)	896
Net income (loss)	$ (10,211)	$ (84,386)	$ 7,787
Earnings (loss) per common share:
Continuing operations – basic	$ (0.13)	$ (0.07)	$ 0.26
Discontinued operations – basic	(0.27)	(3.11)	0.03
Basic (usd per share)	(0.40)	(3.18)	0.29
Continuing operations – diluted	(0.13)	(0.07)	0.26
Discontinued operations – diluted	(0.27)	(3.11)	0.03
Diluted (usd per share)	$ (0.40)	$ (3.18)	$ 0.29
Weighted average common shares outstanding:
Basic (in shares)	25,341,415	26,500,356	26,890,577
Diluted (in shares)	25,341,415	26,500,356	26,894,083
Continuing Operations
Revenues:
Revenues	$ 315,358	$ 363,473	$ 376,196
Costs and expenses:
Cost of sales	100,080	115,119	123,042
Restaurant wages and related expenses (including stock-based compensation expense of $73, $70, and $34, respectively)	74,328	84,909	87,025
Restaurant rent expense	22,773	22,050	17,457
Other restaurant operating expenses	47,823	50,274	52,144
Advertising expense	8,379	12,353	13,068
General and administrative (including stock-based compensation expense of $2,681, $2,320, and $3,011, respectively)	39,848	41,905	40,832
Depreciation and amortization	22,009	22,186	22,457
Pre-opening costs	0	380	933
Impairment and other lease charges	8,023	15	13,587
Closed restaurant rent expense, net of sublease income	4,331	3,260	0
Other expense (income), net	(2,098)	862	(1,225)
Total operating expenses	325,496	353,313	369,320
Income (loss) from operations	(10,138)	10,160	6,876
Interest expense	292	325	275
Income (loss) from continuing operations before income taxes	(10,430)	9,835	6,601
Provision for (benefit from) income taxes	(7,044)	11,830	(290)
Income (loss) from discontinued operations, net of tax	(6,825)	(82,391)	896
Net income (loss)	(10,211)	(84,386)	7,787
Restaurant sales | Continuing Operations
Revenues:
Revenues	314,112	361,693	374,381
Franchise royalty revenues and fees | Continuing Operations
Revenues:
Revenues	$ 1,246	$ 1,780	$ 1,815